FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	£ 26,369	£ 23,595
Derivative liabilities	(25,779)	(21,373)
Level 1 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	50	93
Derivative liabilities	(54)	(132)
Level 2 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	25,456	22,575
Derivative liabilities	(24,358)	(20,525)
Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative assets	863	927
Derivative liabilities	£ (1,367)	£ (716)